Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 8.1%
28,193	(1)	Alphabet, Inc. - Class A	$76,153,240	6.9
81,610	(1)	Take-Two Interactive Software, Inc.	13,220,820	1.2
			89,374,060	8.1

		Consumer Discretionary: 20.3%
29,044	(1)	Amazon.com, Inc.	89,201,676	8.1
11,643	(1)	Chipotle Mexican Grill, Inc.	17,736,364	1.6
50,920		Darden Restaurants, Inc.	7,394,602	0.7
112,656	(1)	Expedia Group, Inc.	22,092,968	2.0
217,321		LKQ Corp.	10,203,221	0.9
172,997		Nike, Inc. - Class B	23,622,740	2.1
19,156	(1)	O'Reilly Automotive, Inc.	12,436,842	1.1
172,727		Ross Stores, Inc.	15,785,521	1.4
146,226	(1)	Royal Caribbean Cruises Ltd.	11,803,363	1.1
16,731	(1)	Tesla, Inc.	14,563,164	1.3
			224,840,461	20.3

		Consumer Staples: 4.2%
112,046		Constellation Brands, Inc.	24,159,358	2.2
222,211		Philip Morris International, Inc.	22,458,866	2.0
			46,618,224	4.2

		Energy: 0.9%
75,401		Diamondback Energy, Inc.	10,412,878	0.9

		Financials: 2.2%
21,922		LPL Financial Holdings, Inc.	3,966,786	0.4
40,032		MSCI, Inc. - Class A	20,083,654	1.8
			24,050,440	2.2

		Health Care: 9.3%
382,866	(1)	Boston Scientific Corp.	16,911,191	1.5
68,752		Danaher Corp.	18,866,236	1.7
41,921	(1)	DexCom, Inc.	17,351,521	1.6
138,627		Eli Lilly & Co.	34,649,819	3.1
165,955	(1)	Horizon Therapeutics Plc	15,130,118	1.4
			102,908,885	9.3

		Industrials: 6.0%
85,608		Ametek, Inc.	11,111,062	1.0
117,153		Eaton Corp. PLC	18,075,536	1.6
133,063		Quanta Services, Inc.	14,495,883	1.3
20,577	(1)	TransDigm Group, Inc.	13,716,423	1.3
70,853		Waste Connections, Inc.	8,749,637	0.8
			66,148,541	6.0

		Information Technology: 44.9%
64,630	(1)	Adobe, Inc.	30,226,158	2.7
203,716	(1)	Advanced Micro Devices, Inc.	25,126,331	2.3
579,116		Apple, Inc.	95,623,634	8.6
49,661	(1)	Bill.com Holdings, Inc.	11,813,359	1.1
64,408		CDW Corp.	11,107,804	1.0
72,957	(1)	Datadog, Inc.	11,754,102	1.1
41,404	(1)	Gartner, Inc.	11,610,510	1.0
20,444	(1)	HubSpot, Inc.	10,733,100	1.0
63,416		Intuit, Inc.	30,082,648	2.7
325,393		Marvell Technology, Inc.	22,234,104	2.0
348,990		Microsoft Corp.	104,274,722	9.4
40,832		Motorola Solutions, Inc.	9,000,598	0.8
152,693		Nvidia Corp.	37,234,188	3.4
37,950	(1)	Palo Alto Networks, Inc.	22,551,787	2.0
42,385	(1)	Paycom Software, Inc.	14,377,416	1.3
133,075		Qualcomm, Inc.	22,887,569	2.1
30,614	(1)	ServiceNow, Inc.	17,753,671	1.6
21,309	(1)	Zebra Technologies Corp.	8,807,862	0.8
			497,199,563	44.9

		Materials: 1.4%
126,840		Crown Holdings, Inc.	15,559,463	1.4

		Real Estate: 1.3%
48,693		SBA Communications Corp.	14,772,969	1.3

	Total Common Stock
	(Cost $785,299,738)		1,091,885,484	98.6

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
16,959,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $16,959,000)	16,959,000	1.5

Total Short-Term Investments
(Cost $16,959,000)	16,959,000	1.5

Total Investments in Securities (Cost $802,258,738)	$1,108,844,484	100.1
Liabilities in Excess of Other Assets	(1,427,238)	(0.1)
Net Assets	$1,107,417,246	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2022.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,091,885,484	$–	$–	$1,091,885,484
Short-Term Investments	16,959,000	–	–	16,959,000
Total Investments, at fair value	$1,108,844,484	$–	$–	$1,108,844,484

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $810,197,366.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$331,037,185
Gross Unrealized Depreciation	(32,390,067)

Net Unrealized Appreciation	$298,647,118